UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3090

MFS SERIES TRUST VII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31

Date of reporting period: October 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

October 31, 2014

MFS® EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS

10/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 96.5%
Aerospace - 2.2%
Lockheed Martin Corp.	5,979	$1,139,036
Northrop Grumman Corp.	3,935	542,873

		$1,681,909
Airlines - 0.4%
Copa Holdings S.A., “A”	2,413	$282,128

Apparel Manufacturers - 0.7%
Hanesbrands, Inc.	5,532	$584,235

Automotive - 2.6%
Delphi Automotive PLC	5,037	$347,452
General Motors Co.	14,926	468,676
Magna International, Inc.	12,128	1,197,035

		$2,013,163
Business Services - 1.1%
Accenture PLC, “A”	5,585	$453,055
Adecco S.A.	5,526	373,607

		$826,662
Cable TV - 3.5%
Comcast Corp., “Special A”	23,370	$1,288,622
Time Warner Cable, Inc.	10,041	1,478,136

		$2,766,758
Chemicals - 0.6%
LyondellBasell Industries N.V., “A”	5,191	$475,651

Computer Software - 4.2%
Aspen Technology, Inc. (a)	8,157	$301,238
CA, Inc.	15,966	463,972
Citrix Systems, Inc. (a)	10,837	696,061
Microsoft Corp.	26,154	1,227,930
Symantec Corp.	23,985	595,308

		$3,284,509
Computer Software - Systems - 0.9%
Apple, Inc.	6,188	$668,304

Consumer Products - 1.3%
Procter & Gamble Co.	11,775	$1,027,604

Containers - 0.4%
Packaging Corp. of America	4,747	$342,164

Electrical Equipment - 0.7%
Siemens AG	4,543	$511,863

Electronics - 5.7%
Broadcom Corp., “A”	41,414	$1,734,418
Hoya Corp.	11,700	427,745
Intel Corp.	14,394	489,540

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - continued
Microchip Technology, Inc.	29,445	$1,269,374
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	25,041	551,403

		$4,472,480
Energy - Independent - 2.0%
Marathon Petroleum Corp.	6,014	$546,673
Valero Energy Corp.	19,497	976,605

		$1,523,278
Energy - Integrated - 4.8%
Chevron Corp.	6,684	$801,746
Exxon Mobil Corp.	15,190	1,469,025
Petroleo Brasileiro S.A., ADR	36,776	449,770
Royal Dutch Shell PLC, “A”	29,420	1,052,098

		$3,772,639
Food & Beverages - 1.2%
General Mills, Inc.	12,458	$647,318
Ingredion, Inc.	4,189	323,600

		$970,918
Food & Drug Stores - 3.1%
CVS Health Corp.	13,838	$1,187,439
Kroger Co.	21,528	1,199,325

		$2,386,764
Gaming & Lodging - 0.6%
Wynn Resorts Ltd.	2,651	$503,717

General Merchandise - 3.6%
Kohl’s Corp.	23,201	$1,257,958
Macy’s, Inc.	22,989	1,329,224
Target Corp.	3,533	218,410

		$2,805,592
Health Maintenance Organizations - 0.4%
Health Net, Inc. (a)	6,203	$294,705

Insurance - 6.6%
American International Group, Inc.	5,748	$307,920
Delta Lloyd N.V.	32,231	734,093
Everest Re Group Ltd.	3,494	596,251
MetLife, Inc.	27,395	1,485,905
Travelers Cos., Inc.	2,075	209,160
Validus Holdings Ltd.	23,736	944,218
Zurich Insurance Group AG	2,967	896,745

		$5,174,292
Internet - 4.0%
Facebook, Inc., “A” (a)	27,994	$2,099,270
Google, Inc., “A” (a)	925	525,280
Google, Inc., “C” (a)	925	517,149

		$3,141,699

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - 1.9%
Caterpillar, Inc.	2,925	$296,624
Cummins, Inc.	8,234	1,203,646

		$1,500,270
Major Banks - 8.7%
BOC Hong Kong Holdings Ltd.	78,000	$259,492
HSBC Holdings PLC	41,962	429,275
JPMorgan Chase & Co.	46,309	2,800,768
Mizuho Financial Group, Inc.	270,600	493,105
Sumitomo Mitsui Financial Group, Inc.	9,900	402,438
Wells Fargo & Co.	44,954	2,386,608

		$6,771,686
Medical Equipment - 0.6%
Abbott Laboratories	10,355	$451,374

Metals & Mining - 1.6%
Rio Tinto Ltd.	17,023	$809,190
Vale S.A., ADR	46,271	466,874

		$1,276,064
Natural Gas - Distribution - 1.0%
GDF SUEZ	31,884	$773,338

Oil Services - 1.3%
Ensco PLC, “A”	25,675	$1,042,148

Other Banks & Diversified Financials - 1.2%
Discover Financial Services	14,350	$915,243

Pharmaceuticals - 10.2%
Bristol-Myers Squibb Co.	29,258	$1,702,523
Eli Lilly & Co.	19,014	1,261,199
GlaxoSmithKline PLC	38,466	872,246
Johnson & Johnson	11,496	1,239,039
Merck & Co., Inc.	17,408	1,008,620
Pfizer, Inc.	64,020	1,917,399

		$8,001,026
Real Estate - 2.8%
Annaly Mortgage Management, Inc., REIT	20,386	$232,604
Corio N.V., REIT	3,843	186,903
EPR Properties, REIT	5,418	303,950
Medical Properties Trust, Inc., REIT	23,231	313,386
Starwood Property Trust, Inc., REIT	16,316	368,089
Washington Prime Group, Inc., REIT	42,491	749,116

		$2,154,048
Restaurants - 0.8%
YUM! Brands, Inc.	8,717	$626,142

Specialty Chemicals - 0.5%
Marine Harvest	28,997	$410,561

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - 5.6%
Bezeq - The Israel Telecommunication Corp. Ltd.	46,984	$79,704
CenturyLink, Inc.	16,469	683,134
Frontier Communications Corp.	218,125	1,426,538
TDC A.S.	60,037	457,998
Telecom Italia S.p.A. - Savings Shares	336,325	300,505
Telefonica Brasil S.A., ADR	15,573	318,312
Verizon Communications, Inc.	17,318	870,230
Windstream Holdings, Inc.	22,927	240,275

		$4,376,696
Tobacco - 5.6%
Altria Group, Inc.	22,291	$1,077,642
Japan Tobacco, Inc.	24,700	855,776
Lorillard, Inc.	13,387	823,301
Philip Morris International, Inc.	17,913	1,594,436

		$4,351,155
Utilities - Electric Power - 4.1%
American Electric Power Co., Inc.	17,509	$1,021,475
E.ON AG	36,769	632,638
Edison International	4,189	262,148
PG&E Corp.	10,837	545,318
PPL Corp.	21,292	745,007

		$3,206,586
Total Common Stocks		$75,367,371

Preferred Stocks - 1.3%
Metals and Mining - 0.8%
Vale S.A	70,500	$613,130

Utilities - Electric Power - 0.5%
Companhia Energetica de Minas Gerais	69,534	$399,317
Total Preferred Stocks		$1,012,447

Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	1,028,000	$1,028,000
Total Investments		$77,407,818

Other Assets, Less Liabilities - 0.9%		723,261
Net Assets - 100.0%		$78,131,079

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

10/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$61,142,528	$—	$—	$61,142,528
United Kingdom	3,162,808	—	—	3,162,808
Brazil	2,247,404	—	—	2,247,404
Japan	—	2,179,064	—	2,179,064
Switzerland	1,270,353	—	—	1,270,353
Canada	1,197,035	—	—	1,197,035
Germany	1,144,501	—	—	1,144,501
Netherlands	920,997	—	—	920,997
France	773,338	—	—	773,338
Other Countries	2,262,086	79,704	—	2,341,790
Mutual Funds	1,028,000	—	—	1,028,000
Total Investments	$75,149,050	$2,258,768	$—	$77,407,818

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $79,704 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $7,182,443 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$69,764,123
Gross unrealized appreciation	9,023,165
Gross unrealized depreciation	(1,379,470)
Net unrealized appreciation (depreciation)	$7,643,695

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,308,172	8,334,858	(8,615,030)	1,028,000

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$234	$1,028,000

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VII

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: December 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: December 18, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 18, 2014

*	Print name and title of each signing officer under his or her signature.